Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2016, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

Fair Value Measurements at
Reporting Date Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
	USD	USD	USD	USD
Available-for-sale investments- marketable equity securities	74,666,865	74,666,865	—	—

As of December 31, 2015, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

Fair Value Measurements at
Reporting Date Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
	USD	USD	USD	USD
Available-for-sale investments- marketable equity securities	181,164,778	181,164,778	—	—